Revenues and Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues and Other Income
Sales	€ 372	€ 6,998	€ 3,197
Total revenues	372	6,998	3,197
CIR	4,791	4,293	4,166
Subsidies			16
Other	100	0
Total other income	4,891	4,293	4,182
Total revenues and other income	€ 5,263	€ 11,291	€ 7,379